UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09835

Capital Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Capital Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks — 90.9%
Security	Shares	Value
Aerospace and Defense — 1.5%
Precision Castparts Corp.	32,000	$1,657,920
		$1,657,920
Airlines — 0.8%
JetBlue Airways Corp.(1)	60,000	$922,800
		$922,800
Beverage-Manufacturing — 0.5%
Cott Corp.(1)	36,000	$529,200
		$529,200
Beverages — 0.9%
Nestle SA ADR	14,000	$1,043,666
		$1,043,666
Biotechnology — 4.1%
Amgen, Inc.(1)	12,500	$985,750
Arena Pharmaceuticals, Inc.(1)	25,000	355,500
Celgene Corp.(1)	35,000	2,268,000
Medimmune, Inc.(1)	30,000	1,050,600
		$4,659,850
Broadcasting — 1.3%
Central European Media Enterprises Ltd.(1)	26,000	$1,505,400
		$1,505,400
Building and Construction — 1.8%
Martin Marietta Materials, Inc.	26,000	$1,994,720
		$1,994,720
Business Services — 2.4%
Gartner, Inc.(1)	90,000	$1,161,000
Greenfield Online, Inc.(1)	33,779	197,945
MoneyGram International, Inc.	50,000	1,304,000
		$2,662,945
Computer Peripherals — 1.3%
SanDisk Corp.(1)	7,000	$439,740
Symbol Technologies, Inc.	157	2,013

Security	Shares	Value
Computer Peripherals (continued)
Synaptics, Inc.(1)	42,000	$1,038,240
		$1,479,993
Computer Software & Services — 5.1%
Compuware Corp.(1)	133,000	$1,193,010
Kanbay International, Inc.(1)	33,500	532,315
Magma Design Automation, Inc.(1)	80,000	672,800
Patni Computer Systems, Ltd. ADR	47,000	1,089,460
PDF Solutions, Inc.(1)	70,000	1,137,500
Satyam Computer Services, Ltd. ADR	32,000	1,170,880
		$5,795,965
Education — 1.1%
Bright Horizons Family Solutions, Inc.(1)	3,000	$111,150
DeVry, Inc.(1)	57,000	1,140,000
		$1,251,150
Electronic Components — 0.5%
Photon Dynamics, Inc.(1)	30,000	$548,400
		$548,400
Electronics-Semiconductors — 0.4%
Silicon Image, Inc.(1)	55,000	$497,750
		$497,750
Energy Services — 4.3%
British Energy Group PLC(1)	300,000	$2,665,628
Trico Marine Services, Inc.(1)	83,596	2,173,496
		$4,839,124
Engineering & Construction — 0.4%
Foster Wheeler, Ltd.(1)	11,000	$404,580
		$404,580
Enterprise Software — 0.8%
i2 Technologies, Inc.(1)	62,000	$874,820
		$874,820
Financial Services — 6.4%
E*Trade Financial Corp.(1)	242,000	$5,048,120
MarketAxess Holdings, Inc.(1)	72,700	830,961

See notes to financial statements

Capital Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Financial Services (continued)
SFE Corp., Ltd.	60,000	$607,573
Student Loan Corp., (The)	3,600	753,228
		$7,239,882
Food-Wholesale / Distribution — 0.5%
Central European Distribution Corp.(1)	13,000	$521,820
		$521,820
Food Products — 0.6%
Herbalife, Ltd.(1)	19,708	$640,904
		$640,904
Generic Drugs — 1.8%
Shire Pharmaceuticals Group PLC ADR	54,000	$2,094,660
		$2,094,660
Hardware-Networking — 1.7%
Atheros Communications, Inc.(1)	147,000	$1,911,000
		$1,911,000
Health Care-Providers and Services — 2.9%
Caremark Rx, Inc.(1)	24,000	$1,242,960
DaVita, Inc.(1)	16,000	810,240
WellPoint, Inc.(1)	16,000	1,276,640
		$3,329,840
Health Services — 0.9%
Coventry Health Care, Inc.(1)	17,000	$968,320
		$968,320
Hotels, Restaurants & Leisure — 0.5%
Wynn Resorts, Ltd.(1)	11,000	$603,350
		$603,350
Household Products — 2.0%
Procter & Gamble Co. (The)	39,900	$2,309,412
		$2,309,412
Insurance — 7.4%
Admiral Group PLC	125,000	$976,825
Old Republic International Corp.	40,000	1,050,400

Security	Shares	Value
Insurance (continued)
PartnerRe, Ltd.	33,000	$2,167,110
PXRE Group, Ltd.	125,000	1,620,000
UnumProvident Corp.	112,000	2,548,000
		$8,362,335
Internet Services — 4.1%
CheckFree Corp.(1)	42,000	$1,927,800
Google, Inc., Class A(1)	6,520	2,704,887
HomeStore, Inc.(1)	5,090	25,959
		$4,658,646
Internet Software & Services — 0.4%
eResearch Technology, Inc.(1)	30,000	$453,000
		$453,000
Leisure Goods / Activities / Movies — 1.0%
Pinnacle Entertainment, Inc.(1)	22,000	$543,620
WMS Industries, Inc.(1)	22,000	551,980
		$1,095,600
Machinery — 0.3%
Caterpillar, Inc.	5,378	$310,687
		$310,687
Medical Products — 2.9%
Cyberonics, Inc.(1)	8,500	$274,550
Henry Schein, Inc.(1)	22,000	960,080
I-Flow Corp.(1)	16,617	242,941
Mentor Corp.	38,000	1,751,040
		$3,228,611
Metals-Industrial — 0.5%
Mittal Steel Co. NV, Class A	21,000	$552,930
		$552,930
Mining — 6.7%
Arch Coal, Inc.	49,000	$3,895,500
Eldorado Gold Corp.(1)	303,000	1,484,700
Foundation Coal Holdings, Inc.	14,000	532,000
Gammon Lake Resources, Inc.(1)	143,000	1,701,700
		$7,613,900

See notes to financial statements

Capital Growth Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Oil and Gas-Exploration and Production — 6.8%
Amerada Hess Corp.	23,500	$2,980,270
Hanover Compressor Co.(1)	5,782	81,584
Parallel Petroleum Corp.(1)	64,000	1,088,640
Pride International, Inc.(1)	35,000	1,076,250
Range Resources Corp.	45,000	1,185,300
Vintage Petroleum, Inc.	23,000	1,226,590
		$7,638,634
Pharmaceuticals — 2.1%
Ligand Pharmaceuticals, Inc., Class B(1)	60,000	$669,000
Par Pharmaceutical Cos., Inc.(1)	21,000	658,140
Sanofi-Aventis ADR	24,000	1,053,600
		$2,380,740
Refining — 0.6%
Tesoro Corp.	12,000	$738,600
		$738,600
Retail-Food and Drug — 1.4%
Walgreen Co.	37,000	$1,637,620
		$1,637,620
Retail-Specialty — 1.0%
Men's Wearhouse, Inc. (The)(1)	20,000	$588,800
Tweeter Home Entertainment Group, Inc.(1)	95,000	543,400
		$1,132,200
Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc.(1)	46,000	$544,180
Cabot Microelectronics Corp.(1)	17,000	498,610
Teradyne, Inc.(1)	40,000	582,800
Tessera Technologies, Inc.(1)	18,000	465,300
		$2,090,890
Telecommunication Equipment — 3.7%
Novatel Wireless, Inc.(1)	162,000	$1,961,820
Research in Motion Ltd.(1)	33,868	2,235,627
		$4,197,447
Transportation — 0.3%
American Commercial Lines, Inc.(1)	12,757	$386,409
		$386,409

Security	Shares	Value
Wireless Communication Services — 5.4%
NII Holdings, Inc. Class B(1)	124,000	$5,416,320
OAO Vimpel-Communications ADR(1)	15,000	663,450
		$6,079,770
Total Common Stocks (identified cost $86,196,014)		$102,845,490
Commingled Investment Vehicles — 3.7%
Security	Shares	Value
Exchange Traded Funds — 3.7%
iShares Russell 2000	26,000	$1,734,200
Midcap SPDR Trust Series I	17,800	2,396,236
		$4,130,436
Total Preferred Stocks (identified cost $3,994,457)		$4,130,436
Commercial Paper — 2.6%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.20%, 1/3/06	$2,989	$2,988,303
Total Commercial Paper (at amortized cost, $2,988,303)		$2,988,303
Short-Term Investments — 1.8%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.23%, 1/3/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.0% (identified cost $95,178,774)		$111,964,229
Other Assets, Less Liabilities — 1.0%		$1,112,244
Net Assets — 100.0%		$113,076,473

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $95,178,774)	$111,964,229
Cash	1,827
Receivable for investments sold	1,115,432
Interest and dividends receivable	81,656
Tax reclaim receivable	420
Total assets	$113,163,564
Liabilities
Payable to affiliate for investment adviser fees	$52,105
Payable to affiliate for Trustees' fees	1,849
Accrued expenses	33,137
Total liabilities	$87,091
Net Assets applicable to investors' interest in Portfolio	$113,076,473
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$96,291,044
Net unrealized appreciation (computed on the basis of identified cost)	16,785,429
Total	$113,076,473

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Dividends (net of foreign taxes, $1,695)	$779,964
Interest	229,245
Total investment income	$1,009,209
Expenses
Investment adviser fee	$636,475
Trustees' fees and expenses	6,632
Custodian fee	87,427
Legal and accounting services	42,827
Miscellaneous	3,915
Total expenses	$777,276
Deduct — Reduction of custodian fee	$2
Reduction of investment adviser fee	12,848
Total expense reductions	$12,850
Net expenses	$764,426
Net investment income	$244,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$9,197,282
Foreign currency transactions	(16,203)
Net realized gain	$9,181,079
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(5,466,612)
Foreign currency	(28)
Net change in unrealized appreciation (depreciation)	$(5,466,640)
Net realized and unrealized gain	$3,714,439
Net increase in net assets from operations	$3,959,222

See notes to financial statements

Capital Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income (loss)	$244,783	$(66,092)
Net realized gain from investment and foreign currency transactons	9,181,079	5,456,860
Net changed in unrealized appreciation (depreciation) from investments and foreign currency	(5,466,640)	7,508,380
Net increase in net asset from operations	$3,959,222	$12,899,148
Capital transactions — Contributions	$13,610,523	$9,272,568
Withdrawals	(6,812,735)	(8,047,612)
Net increase in net assets from capital transactions	$6,797,788	$1,224,956
Net increase in net assets	$10,757,010	$14,124,104
Net Assets
At beginning of year	$102,319,463	$88,195,359
At end of year	$113,076,473	$102,319,463

See notes to financial statements

Capital Growth Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005	2004		2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.75%*	0.77	%*	0.73%	0.74%	0.73%
Net investment income (loss)	0.24%	(0.08)%		(0.45)%	(0.43)%	(0.08)%
Portfolio Turnover	222%	213%		240%	231%	264%
Total Return	3.32%	14.79	%(1)	31.99%	(25.17)%	(7.47)%
Net assets, end of year (000's omitted)	$113,076	$102,319		$88,195	$121,332	$169,318
†	The operating expenses of the Portfolio may reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.76%	0.77%
Net investment income (loss)	0.23%	(0.08)%

(1)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

*  Includes interest expense of less than 0.01%.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2005, the Eaton Vance Balanced Fund held a 72.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Capital Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2005, credit balances of $2 were used to reduce the Portfolio's custodian fee.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the year ended December 31, 2005, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $636,475. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended December 31, 2005, BMR waived $12,848 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $217,477,178 and $210,866,092, respectively, for the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal tax income tax basis, were as follows:

Aggregate cost	$95,932,616
Gross unrealized appreciation	$17,485,523
Gross unrealized depreciation	(1,453,910)
Net unrealized appreciation	$16,031,613

The net unrealized depreciation on foreign currency is $26.

Capital Growth Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

Capital Growth Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Capital Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

Capital Growth Portfolio (Balanced Fund)

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Capital Growth Portfolio and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

Capital Growth Portfolio is one of three underlying funds (each a "Portfolio") in which Eaton Vance Balanced Fund (the "Fund") may invest. Boston Management and Research serves as investment adviser to each Portfolio.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  Information regarding the advisory fees of the Portfolios, including an independent report comparing the portion of the advisory fees of the Portfolios that is borne indirectly by the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund (which includes the Fund's allocable share of the expense ratios of each Portfolio) to those of comparable funds;

•  Information regarding investment performance of each Portfolio in comparison to appropriate indices, as well as an independent report comparing the investment performance of the Fund to that of relevant peer groups of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio for the services described therein.

In evaluating the investment advisory agreements, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level

Capital Growth Portfolio (Balanced Fund)

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of skill and expertise required to manage each Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund and the Portfolios have performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolios and borne indirectly by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratios, the Special Committee concluded that the expense ratio of the Fund and the expense ratios of the underlying Portfolios are within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolios, and concluded that the fee breakpoints which are in place for the Capital Growth Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the investment adviser may make reimbursement payments in respect of third party research services obtained by the adviser as a result of soft dollar credits generated through trading on behalf of each Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

This Page Intentionally Left Blank

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard

University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2004, and December 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$30,075	$31,900

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,325	$8,825

All Other Fees(3)	$0	$0

Total	$38,400	$40,725

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the last two fiscal years of the registrant.

Fiscal Years Ended	12/31/04	12/31/05

Registrant	$8,325	$8,825

Eaton Vance (1)	$84,490	$61,422

(1)           The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	February 14, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 14, 2006